Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 4 – DISCONTINUED OPERATIONS

The Company’s subsidiary, REIT Holdings (China) Limited (“REIT Holdings”), and its subsidiaries were primarily engaged in municipal construction material sales business, municipal construction projects and equipment manufacture and sales business. On December 31, 2024, the Company, with the approval from its board of directors, sold its 100% ownership interest in REIT Holdings to a third-party buyer (the “Buyer”), a less-than 5% Class A shareholder of the Company, for a cash consideration of $80,000 (based on the valuation assessed by a third- party valuation firm), which was fully paid by the Buyer by December 31, 2024. The disposition was completed on December 31, 2024. The Company recorded a loss from the disposition of $3,577,279 for the year ended December 31, 2024.

The discontinued operations represent a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with ASC 205-20-45. The results of operations related to the discontinued operations for the years ended December 31, 2023 and 2024 were reported as loss from discontinued operations.

The results of discontinued operations of REIT Holdings for the years ended December 31, 2024 and 2023 are as follows:

	For the year ended December 31,
	2024	2023
Revenues	$2,429,726	$3,225,505
Cost of revenues	1,249,372	3,016,974
Gross profit	1,180,354	208,531
Operating expenses	897,658	5,070,857
Gain (loss) from discontinued operations	282,696	(4,862,326)
Other income (loss), net	(373,467)	(4,697,061)
Loss before tax	(90,771)	(9,559,387)
Income tax benefit	(16,424)	(16,639)
Net loss from discontinued operations	$(74,347)	$(9,542,748)